STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partner [Member]	General Partner [Member]	Series One [Member]	Series One [Member] Limited Partner [Member]	Series One [Member] General Partner [Member]	Series Two [Member]	Series Two [Member] Limited Partner [Member]	Series Two [Member] General Partner [Member]	Series Three [Member]	Series Three [Member] Limited Partner [Member]	Series Three [Member] General Partner [Member]	Series Four [Member]	Series Four [Member] Limited Partner [Member]	Series Four [Member] General Partner [Member]	Series Five [Member]	Series Five [Member] Limited Partner [Member]	Series Five [Member] General Partner [Member]	Series Six [Member]	Series Six [Member] Limited Partner [Member]	Series Six [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2012	$ (2,644,628)	$ (2,385,364)	$ (259,264)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,644,628)	$ (2,385,364)	$ (259,264)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss)	(53,407)	(52,873)	(534)	0	0	0	0	0	0	(53,407)	(52,873)	(534)	0	0	0	0	0	0	0	0	0
Partners' capital (deficit) at Mar. 31, 2013	(2,698,035)	(2,438,237)	(259,798)	0	0	0	0	0	0	(2,698,035)	(2,438,237)	(259,798)	0	0	0	0	0	0	0	0	0
Net income (loss)	285,652	282,795	2,857	0	0	0	0	0	0	285,652	282,795	2,857	0	0	0	0	0	0	0	0	0
Partners' capital (deficit) at Mar. 31, 2014	$ (2,412,383)	$ (2,155,442)	$ (256,941)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,412,383)	$ (2,155,442)	$ (256,941)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0